Long-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
	2020	2019
Long-term debt:
Revolving credit facilities (a) (c)	$772.1	$867.0
Term loan credit facilities (b) (c)	2,094.7	1,799.4
Senior unsecured notes (d)	80.0	80.0
Fairfax Notes (e)	600.0	500.0
Exchangeable Notes (f)	201.3	—
	3,748.1	3,246.4
Fair value adjustment on term loan credit facilities	(0.1)	(0.1)
Debt discount on Fairfax Notes (e)	(130.9)	(150.9)
Debt discount on Exchangeable Notes (f)	(6.1)	—
Deferred financing fees	(44.9)	(34.8)
Long-term debt	3,566.1	3,060.6
Current portion of long-term debt	(332.1)	(363.7)
Long-term debt	$3,234.0	$2,696.9

Schedule of Future Minimum Repayments Under Revolving Credit Facilities and Term Loans

The following is a schedule of future minimum repayments under the Company’s term loan credit facilities as of December 31, 2020:

2021	$286.1
2022	187.9
2023	364.5
2024	877.2
2025	222.7
Thereafter	156.3
$2,094.7